RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 9 - RELATED PARTY TRANSACTIONS

Our Notes Payable as of September 30, 2016 include $349,857 owed to our CEO and CFO incident to their conversion of unpaid past salary compensation into Notes payable on demand having an interest rate of 6% per annum.

The Stock Payment Awards granted by us in March 2016 under our 2016 Equity Incentive Plan included executive bonus awards of 375,000 common shares to our CEO valued at $0.65 per share and 225,000 common shares to our CFO valued at $0.65 per share.

In April 2016, we granted our Chief Technology Officer the stock option for 1,600,000 common shares described in the foregoing Note 6.

The stock options granted by us to employees in August 2016 pursuant to our 2011 Plan included a four-year option for our Senior Vice President of Sales and Marketing to purchase 250,000 common shares exercisable at $.50 per share, and vesting ratably on a quarterly basis. At the same time, we granted him a four-year warrant, fully vested, to purchase 250,000 common shares exercisable at $.30 per share.

Employment Agreements

The Company has two employment agreements in effect with their chief executive officer and executive vice president. The terms of the agreements include a base salaries of $25,000 per month in 2014 increasing to $32,500 per month January 1, 2015.

Loans

Included in notes payable are amounts due to officers and directors for advances. At December 31, 2014 and 2015, the amounts due related parities was $702,700 and $174,125, respectively.